MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.43

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity Loan ID	Loan Number	Redacted Loan ID	Loan Number 2	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
xxx	xxx	60557		xxx	xxx	xxx	xxx	xxx	xxx	1004C Manufactured Home							xxx	$0.00	0.000%	xxx	xxx																No	Unavailable	Unavailable
xxx	xxx	72271		xxx	xxx	xxx	xxx	xxx	xxx	1004 Residential Appraisal																											No	Unavailable	2.2